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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Shamrock Capital Advisors, Inc.
Address: 4444 W. Lakeside Drive
         Burbank, CA 91505

Form 13F File Number: 28-12223

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory S. Martin
Title: CFO and Treasurer of Shamrock Partners Activist Value Fund, L.L.C.
       The Managing Member of the Reporting Manager
Phone: (818) 845-4444

Signature, Place, and Date of Signing:

/s/ Gregory S. Martin            Burbank, CA          November 13, 2008
----------------------         ---------------        -----------------
     [Signature]                [City, State]               [Date]

Shamrock Partners Activist Value Fund, L.L.C. is the managing member of Shamrock Activist Value Fund GP, L.L.C. Shamrock Holdings of California, Inc. is the sole stockholder of Shamrock Capital Advisors, Inc. and, along with Stanley P. Gold, is a managing member of Shamrock Partners Activist Value Fund, L.L.C. Mr. Gold is President of Shamrock Holdings of California, Inc. and is the sole trustee of four trusts that hold, in the aggregate, approximately 50% of Shamrock Holdings, Inc., which is the sole shareholder of Shamrock Holdings of California, Inc.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 4

Form 13F Information Table Entry Total: 12

Form 13F Information Table Value Total: $436,964,768
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ---------------------------------------------
1     28-12228               Shamrock Activist Value Fund GP, L.L.C.
2     28-12224               Shamrock Partners Activist Value Fund, L.L.C.
3     28-12226               Shamrock Holdings of California, Inc.
4     28-12225               Shamrock Holdings, Inc.

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                                    FORM 13F
                                INFORMATION TABLE

                         Shamrock Capital Advisors, Inc.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE 9/30/08

Column 1                         Column 2    Column 3  Column 4      Column 5       Column 6  Column 7        Column 8
                                                        VALUE     TOTAL   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000)  SHARES   PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
---------------------------   -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARRIS Group Inc               COM            04269Q100   13,566 1,755,000 SH       DEFINED     1,2,3,4 1,755,000
Coinstar Inc                  COM            19259P300  118,808 3,712,755 SH       DEFINED     1,2,3,4 3,712,755
Collectors Universe Inc       COM NEW        19421R200   10,759 1,156,933 SH       DEFINED     1,2,3,4 1,156,933
Elizabeth Arden Inc           COM            28660G106   17,078   870,000 SH       DEFINED     1,2,3,4   870,000
iPass Inc                     COM            46261V108   19,716 9,127,950 SH       DEFINED     1,2,3,4 9,127,950
Jackson Hewitt Tax Svcs Inc   COM            468202106   44,225 2,883,000 SH       DEFINED     1,2,3,4 2,883,000
Magellan Health Svcs Inc      COM NEW        559079207   56,194 1,368,589 SH       DEFINED     1,2,3,4 1,368,589
Panera Bread Co               CL A           69840W108   20,515   403,036 SH       DEFINED     1,2,3,4   403,036
Reddy Ice Hldgs Inc           COM            75734R105   13,317 3,648,545 SH       DEFINED     1,2,3,4 3,648,545
Texas Inds Inc                COM            882491103    9,806   240,000 SH       DEFINED     1,2,3,4   240,000
Trueblue Inc                  COM            89785X101   14,881   920,858 SH       DEFINED     1,2,3,4   920,858
Websense Inc                  COM            947684106   98,098 4,389,165 SH       DEFINED     1,2,3,4 4,389,165